Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following:

	March 31	September 30
	2024	2024
	HKD	HKD	US$
		(Unaudited)
Accounts receivable	$8,616,667	$9,528,370	$1,226,413
Less: Provision for credit losses	(225)	(23,957)	(3,084)
Accounts receivable, net	$8,616,442	$9,504,413	$1,223,329

Accounts receivable, net consisted of the following:

	As of March 31,
	2023	2024
	HKD	HKD	US$
Accounts receivable	$7,944,942	$8,616,667	$1,101,045
Less: Provision for credit losses	(241,959)	(225)	(29)
Accounts receivable, net	$7,702,983	$8,616,442	$1,101,016

Schedule of Provision for Credit Losses

The following table sets forth the movement of allowance for credit losses:

		September 30
	2023	2024
	HKD	HKD	US$
	(Unaudited)	(Unaudited)
Beginning balance, April 1	$241,959	$225	$29
(Recovery) addition	(57,910)	23,732	3,055
Charge-off	(126,596)	-	-
Ending balance, September 30	$57,453	$23,957	$3,084

The following table sets forth the movement of provision for credit losses:

	As of March 31,
	2023	2024
	HKD	HKD	US$
Beginning balance	$189,016	$241,959	$30,918
Cumulative-effect adjustment of adoption of CECL	-	(189,671)	(24,236)
Addition	142,194	88,578	11,319
Write-off	(89,251)	(140,641)	(17,972)
Ending balance	$241,959	$225	$29